Label	Element	Value
CCCC Member | S000007273 Member
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2016
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016